Operating Expenses - Schedule of Operating Expenses (Details) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Operating Expenses [Abstract]
Compensation and employee benefits	[1]	$ 21,553	$ 28,377	$ 47,626	$ 53,671
Other operating expenses	[2]	24,659	16,815	44,910	27,936
Cost of sales	[3]	4,344	11,091	11,062	21,788
Operating expenses		$ 50,556	$ 56,283	$ 103,598	$ 103,395

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.
[2]	Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for the three and six months ended June 30, 2025 included $0.2 million and $1.0 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (three and six months ended June 30, 2024 — $0.6 million and $1.1 million).
[3]	Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.